SCHEDULE OF EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 1,107,991
Ending balance	1,717,995	$ 1,107,991
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	190,712	14,483
Amortization	411,568	176,229
Ending balance	602,280	190,712
At cost [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,298,703	105,358
Additions	1,021,572	1,193,345
Ending balance	$ 2,320,275	$ 1,298,703